Consolidated Statements of Income and Comprehensive Income $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 3,086	$ 4,216	$ 4,650	$ 2,764
Cost of revenue		(1,972)	(2,694)	(2,660)	(1,570)
Gross profit		1,114	1,522	1,990	1,194
Operating expenses:
Selling and distribution		(126)	(173)	(25)
General and administrative		(954)	(1,303)	(759)	(440)
Total operating expenses		(1,080)	(1,476)	(784)	(440)
Profit from operations		34	46	1,206	754
Other income (expense):
Gain from disposal of plant and equipment					27
Interest income		4	6	3
Interest expense		(18)	(25)	(22)	(17)
Government grants		83	114	48	23
Rental income		22	30		12
Total other income, net		91	125	29	45
Income before income tax		125	171	1,235	799
Income tax (expense) benefit		1	1	(117)	(136)
NET INCOME		126	172	1,118	663
TOTAL COMPREHENSIVE INCOME		$ 126	$ 172	$ 1,118	$ 663
Earnings per ordinary share
Basic | (per share)		$ 126	$ 172	$ 1,118	$ 663
Diluted | (per share)		$ 126	$ 172	$ 1,118	$ 663
Weighted average number of ordinary shares
Basic	[1]	1	1	1	1
Diluted	[1]	1	1	1	1

[1]	Retrospectively presented for the effect of 1 share issued on February 15, 2024 in preparation of the Company’s initial public offering